Incorporated herein by reference is a supplement to the prospectus of MFS Growth Fund a series of MFS Series Trust II (File No. 33-7637), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 30, 2012 (SEC Accession No. 0000912938-12-000244).